Cost of Sales (Details) - Schedule of Cost Sales	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of Cost Sales [Abstract]
Salaries and benefits	$ 209,822	$ 143,518	$ 222,693	$ 176,787
Cost of materials	1,051,315	719,100	577,902	991,959
Occupancy and office expenses	18,270	12,497	22,431	14,193
Other	26,452	18,093	21,507	43,832
Depreciation	51,755	35,400	38,950	16,812
Cost of sales	$ 1,357,614	$ 928,608	$ 883,483	$ 1,243,583